Stock-Based Compensation - Summary of Assumptions Used to Compute the Fair Value of Options Granted (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 7.04	$ 1.54	$ 1.11
Exercise price	$ 7.36	$ 1.7
Expected volatility, Minimum	80.00%	53.61%	49.70%
Expected volatility, Maximum	99.03%	55.30%	54.58%
Risk-free interest rate, Minimum	3.46%	1.95%	0.60%
Risk-free interest rate, Maximum	4.31%	2.85%	1.34%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price			$ 0.76
Expected term (in years)	5 years 3 months	5 years 11 months 8 days	5 years 5 months 8 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price			$ 1.73
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 29 days